Other operating expenses, net	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Other operating expenses, net
27.	Other operating expenses, net

Description	2018	2017	2016
Impairment-CTR Itaboraí (Note 12)	(9,626)	(36,781)	(44,790)
Impairment-Resicontrol (Note 12)	(69,694)	—	—
Impairment-Group Geo Vision (Note 12)	(242,489)	—	—
Impairment-Viva (Note 12)	(217,935)	—	—
Impairment-Ambiental Sul (Note 12)	(7,945)	—	—
Impairment-Água e Solo (Note 12)	—	(404)	—
Write-off–Others assets (b)	(25,473)	—	—
Write-off–Others intangible (b)	(20,085)	—	—
Gain on remeasurement of interest previously held of Catanduva (Note 1.3.3/9)	2,032	724	—
Gain from the sale of Leccaros Participações S.A (Note 10.2.2)	18,784	—	—
Write-off of the CDR Pedreira call option	—	—	(20,865)
Gain on sale of property, plant and equipment	17	415	2,123
Donations	(3,122)	(3,249)	(1,883)
Realization of tax credit relating to prior periods (a)	6,712	9,679	13,298
Other operating expenses, net	(7,682)	(1,509)	(28,434)

Total	(576,506)	(31,125)	(80,551)

(a)

Taxes paid in connection with the acquisition of materials and equipment, which Estre has not used to offset against the payment of other taxes in the years in which such receivables were generated, but that as a result of a further analysis of the applicable tax law, Estre subsequently recognized as recoverable taxes against income.

(b)	Impairment of assets according to the Company identification procedure carried out in December 2018 and inventory effect of internal audit.